COMMITMENTS, CONTINGENCIES AND GUARANTEES (Details) (CAD) In Thousands, unless otherwise specified	Dec. 31, 2014
Minimum annual commitments for bank credit facility
Total	79,917
2017	79,917
Minimum annual commitments for senior notes
Total	1,057,013
2015	98,933
2017	52,205
2018	52,205
2019	82,204
Thereafter	771,466
Minimum annual commitments for transportation
Total	165,455
2015	39,721
2016	29,617
2017	18,765
2018	9,377
2019	7,451
Thereafter	60,524
Minimum annual commitments for processing
Total	58,830
2015	11,388
2016	11,309
2017	10,788
2018	9,300
2019	5,713
Thereafter	10,332
Minimum annual commitments for drilling and completions
Total	19,309
2015	19,309
Minimum annual commitments for office leases
Total	121,882
2015	12,075
2016	12,351
2017	12,499
2018	12,413
2019	11,302
Thereafter	61,292
Total commitments
Total	1,502,406
2015	181,426
2016	53,277
2017	174,174
2018	83,295
2019	106,670
Thereafter	903,614
Foreign exchange rate (US$/CDN$)	1.1601